ADVANCES FROM CUSTOMERS (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Total	$ 25,141,896		$ 29,396,238
Less: Current portion of Advance from customers	(13,217,775)		(29,396,238)
Long term advance from customers	11,924,121
Customer D [Member]
Deferred Revenue Arrangement [Line Items]
Total	15,987,573	[1]	15,532,572	[1]
Supply commitment	2,400,000
Customer F [Member]
Deferred Revenue Arrangement [Line Items]
Total			1,532,632
Customer J [Member]
Deferred Revenue Arrangement [Line Items]
Total	4,220,355		6,852,496
Customer G [Member]
Deferred Revenue Arrangement [Line Items]
Total	2,996,550		3,462,084
Other Customers [Member]
Deferred Revenue Arrangement [Line Items]
Total	$ 1,937,418		$ 2,016,454

[1]	Pursuant to the terms of the Company's revised supply agreement with this customer the Company will deliver monthly amounts of polysilicon, totaling no less than RMB2.4 million from April 2014 to September 2016, or until such time as the advance has been fully utilized.